UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Stock Index Fund (Initial Class)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

Summary of Investments by Sector as of June 30, 2014

Sector	Percentage of Fund Investments
Basic Materials	3.37%
Communications	11.01%
Consumer, Cyclical	9.41%
Consumer, Non-cyclical	21.15%
Diversified	0.04%
Energy	10.22%
Financial	16.63%
Industrial	11.10%
Technology	12.43%
Utilities	3.24%
Short Term Investments	1.40%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)

Actual	$1,000.00	$1,068.70	$3.10

Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.03

*Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCK
Basic Materials — 3.39%
3,381	Air Products & Chemicals Inc	$434,864
1,065	Airgas Inc	115,989
1,198	Albemarle Corp	85,657
18,575	Alcoa Inc	276,582
1,580	Allegheny Technologies Inc	71,258
1,114	Ashland Inc	121,136
935	Cabot Corp	54,221
835	Carpenter Technology Corp	52,814
809	CF Industries Holdings Inc	194,589
2,502	Cliffs Natural Resources Inc (a)	37,655
2,026	Commercial Metals Co	35,070
479	Compass Minerals International Inc	45,859
600	Cytec Industries Inc	63,252
950	Domtar Corp	40,707
19,219	Dow Chemical Co	989,010
2,448	Eastman Chemical Co	213,833
4,261	Ecolab Inc	474,420
14,654	EI du Pont de Nemours & Co	958,958
2,167	FMC Corp	154,269
16,624	Freeport-McMoRan Copper & Gold Inc	606,776
1,278	International Flavors & Fragrances Inc	133,270
7,104	International Paper Co	358,539
6,652	LyondellBasell Industries NV Class A	649,568
2,667	MeadWestvaco Corp	118,041
601	Minerals Technologies Inc	39,414
8,296	Monsanto Co	1,034,843
5,304	Mosaic Co	262,283
189	NewMarket Corp	74,109
7,891	Newmont Mining Corp	200,747
5,067	Nucor Corp	249,550
1,403	Olin Corp	37,769
1,549	PolyOne Corp	65,275
2,214	PPG Industries Inc	465,272
4,637	Praxair Inc	615,979
673	Rayonier Advanced Materials Inc (b)	26,079
1,270	Reliance Steel & Aluminum Co	93,612
1,019	Royal Gold Inc	77,566
2,222	RPM International Inc	102,612
877	Sensient Technologies Corp	48,866
1,377	Sherwin-Williams Co	284,915
1,899	Sigma-Aldrich Corp	192,710
3,505	Steel Dynamics Inc	62,915

Shares		Fair Value
Basic Materials — (continued)
2,332	United States Steel Corp	$60,725
1,308	Valspar Corp	99,656
		10,381,234
Communications — 11.05%
707	ADTRAN Inc	15,950
5,934	Amazon.com Inc (b)	1,927,245
1,030	AMC Networks Inc Class A (b)	63,335
1,322	AOL Inc (b)	52,602
1,855	ARRIS Group Inc (b)	60,343
82,497	AT&T Inc (c)	2,917,094
3,324	Cablevision Systems Corp Class A	58,669
8,446	CBS Corp Class B	524,834
9,325	CenturyLink Inc	337,565
1,525	Ciena Corp (b)	33,032
81,572	Cisco Systems Inc	2,027,064
41,281	Comcast Corp Class A	2,215,964
784	Conversant Inc (b)	19,914
20,588	Corning Inc	451,907
7,473	DIRECTV (b)	635,280
3,590	Discovery Communications Inc Class A (b)	266,665
18,411	eBay Inc (b)	921,655
766	Equinix Inc (b)	160,929
1,573	Expedia Inc	123,889
1,194	F5 Networks Inc (b)	133,059
27,373	Facebook Inc Class A (b)	1,841,929
654	FactSet Research Systems Inc (a)	78,663
2,362	Fortinet Inc (b)	59,357
16,204	Frontier Communications Corp (a)	94,631
3,784	Gannett Co Inc	118,477
4,511	Google Inc Class A (b)(c)	2,637,446
4,511	Google Inc Class C (b)(c)	2,595,088
63	Graham Holdings Co Class B	45,241
1,647	Harris Corp	124,760
718	InterDigital Inc	34,320
6,902	Interpublic Group of Cos Inc	134,658
4,039	JDS Uniphase Corp (b)	50,366
708	John Wiley & Sons Inc Class A	42,898
7,496	Juniper Networks Inc (b)	183,952
1,450	Knowles Corp (b)	44,573
934	Lamar Advertising Co Class A	49,502
626	Meredith Corp	30,273
3,671	Motorola Solutions Inc	244,378
940	Netflix Inc (b)	414,164
1,170	NeuStar Inc Class A (a)(b)	30,443
1,780	New York Times Co Class A	27,074
7,643	News Corp Class A (b)	137,115

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Communications — (continued)
4,798	Nielsen NV	$232,271
4,112	Omnicom Group Inc	292,857
539	Plantronics Inc	25,899
2,010	Polycom Inc (b)	25,185
834	Priceline Group Inc (b)	1,003,302
1,854	Rackspace Hosting Inc (b)	62,406
3,728	RF Micro Devices Inc (b)	35,752
1,811	Scripps Networks Interactive Inc Class A	146,945
10,773	Symantec Corp	246,702
1,429	Telephone & Data Systems Inc	37,311
2,671	Tibco Software Inc (b)	53,874
1,790	Time Inc	43,354
4,442	Time Warner Cable Inc	654,307
14,109	Time Warner Inc	991,157
1,719	TripAdvisor Inc (b)	186,787
2,267	TW Telecom Inc (b)	91,383
30,688	Twenty-First Century Fox Inc Class A	1,078,683
2,074	VeriSign Inc (b)	101,232
65,950	Verizon Communications Inc (c)	3,226,934
6,249	Viacom Inc Class B	541,976
25,806	Walt Disney Co	2,212,606
9,638	Windstream Holdings Inc (a)	95,994
14,792	Yahoo! Inc (b)	519,643
		33,872,863
Consumer, Cyclical — 9.45%
1,192	Abercrombie & Fitch Co Class A	51,554
1,129	Advance Auto Parts Inc	152,325
1,068	Alaska Air Group Inc	101,513
2,512	American Eagle Outfitters Inc	28,185
656	Ann Inc (b)	26,988
1,676	Arrow Electronics Inc (b)	101,247
1,917	Ascena Retail Group Inc (b)	32,781
1,117	AutoNation Inc (b)	66,663
543	AutoZone Inc (b)	291,178
645	Bally Technologies Inc (b)	42,389
3,441	Bed Bath & Beyond Inc (b)	197,445
4,387	Best Buy Co Inc	136,041
1,016	Big Lots Inc (b)	46,431
3,552	BorgWarner Inc	231,555
1,052	Brinker International Inc	51,180
1,594	Brunswick Corp	67,155
826	Cabela's Inc Class A (b)	51,542
3,527	CarMax Inc (b)	183,439
6,977	Carnival Corp	262,684
874	Carter's Inc	60,245

Shares		Fair Value
Consumer, Cyclical — (continued)
799	Cheesecake Factory Inc	$37,090
2,491	Chico's FAS Inc	42,247
486	Chipotle Mexican Grill Inc (b)	287,960
1,737	Cinemark Holdings Inc	61,420
4,589	Coach Inc	156,898
1,896	Copart Inc (b)	68,180
6,945	Costco Wholesale Corp	799,786
1,160	CST Brands Inc	40,020
18,712	CVS Caremark Corp	1,410,323
2,128	Darden Restaurants Inc	98,463
599	Deckers Outdoor Corp (b)	51,712
4,371	Delphi Automotive PLC	300,463
13,590	Delta Air Lines Inc	526,205
1,674	Dick's Sporting Goods Inc	77,941
4,744	Dollar General Corp (b)	272,116
3,306	Dollar Tree Inc (b)	180,045
888	Domino's Pizza Inc	64,904
4,683	DR Horton Inc	115,108
1,133	DreamWorks Animation SKG Inc Class A (a)(b)	26,354
1,574	Family Dollar Stores Inc	104,104
4,465	Fastenal Co	220,973
2,411	Foot Locker Inc	122,286
62,913	Ford Motor Co	1,084,620
745	Fossil Group Inc (b)	77,867
1,821	GameStop Corp Class A (a)	73,696
4,190	Gap Inc	174,178
20,911	General Motors Co	759,069
2,469	Genuine Parts Co	216,778
4,342	Goodyear Tire & Rubber Co	120,621
797	Guess? Inc	21,519
1,601	Hanesbrands Inc	157,602
3,557	Harley-Davidson Inc	248,456
1,132	Harman International Industries Inc	121,611
1,875	Hasbro Inc	99,469
812	Herman Miller Inc	24,555
788	HNI Corp	30,819
21,817	Home Depot Inc	1,766,304
598	HSN Inc	35,425
2,260	Ingram Micro Inc Class A (b)	66,015
4,312	International Game Technology	68,604
425	International Speedway Corp Class A	14,144
5,104	JC Penney Co Inc (a)(b)	46,191
3,198	JetBlue Airways Corp (a)(b)	34,698
10,619	Johnson Controls Inc	530,207
2,068	Kate Spade & Co (b)	78,873

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Consumer, Cyclical — (continued)
1,482	KB Home (a)	$27,684
3,185	Kohl's Corp	167,786
3,956	L Brands Inc	232,059
2,737	Lennar Corp Class A	114,899
487	Life Time Fitness Inc (b)	23,736
4,967	LKQ Corp (b)	132,569
15,923	Lowe's Cos Inc	764,145
5,769	Macy's Inc	334,717
3,508	Marriott International Inc Class A	224,863
5,291	Mattel Inc	206,190
15,667	McDonald's Corp	1,578,294
726	MDC Holdings Inc	21,991
2,888	Michael Kors Holdings Ltd (b)	256,021
962	Mohawk Industries Inc (b)	133,083
745	MSC Industrial Direct Co Inc Class A	71,252
4,389	Newell Rubbermaid Inc	136,015
11,752	NIKE Inc Class B	911,368
2,278	Nordstrom Inc	154,745
62	NVR Inc (b)	71,337
1,711	O'Reilly Automotive Inc (b)	257,677
8,117	Office Depot Inc (b)	46,186
1,371	Oshkosh Corp	76,132
1,112	Owens & Minor Inc	37,786
5,564	PACCAR Inc	349,586
383	Panera Bread Co Class A (b)	57,385
1,695	PetSmart Inc	101,361
1,016	Polaris Industries Inc	132,324
5,548	PulteGroup Inc	111,848
1,291	PVH Corp	150,531
967	Ralph Lauren Corp	155,387
3,415	Ross Stores Inc	225,834
1,331	Signet Jewelers Ltd	147,195
11,177	Southwest Airlines Co	300,214
10,246	Staples Inc	111,067
11,943	Starbucks Corp	924,149
3,089	Starwood Hotels & Resorts Worldwide Inc	249,653
10,121	Target Corp	586,512
1,059	Tempur Sealy International Inc (b)	63,222
721	Thor Industries Inc	41,003
1,743	Tiffany & Co	174,736
11,185	TJX Cos Inc	594,483
2,479	Toll Brothers Inc (b)	91,475
2,201	Tractor Supply Co	132,940
2,668	Under Armour Inc Class A (b)	158,719
1,641	Urban Outfitters Inc (b)	55,564

Shares		Fair Value
Consumer, Cyclical — (continued)
5,509	VF Corp	$347,067
25,619	Wal-Mart Stores Inc	1,923,218
13,969	Walgreen Co	1,035,522
405	Watsco Inc	41,618
3,538	Wendy's Co	30,179
1,279	Whirlpool Corp	178,062
1,346	Williams-Sonoma Inc	96,616
1,238	World Fuel Services Corp	60,947
995	WW Grainger Inc	252,999
2,113	Wyndham Worldwide Corp	159,996
1,266	Wynn Resorts Ltd	262,771
7,088	Yum! Brands Inc	575,546
		28,958,723
Consumer, Non-cyclical — 21.22%
1,234	Aaron's Inc	43,980
23,967	Abbott Laboratories	980,250
25,307	AbbVie Inc	1,428,327
2,746	Actavis PLC (b)	612,495
2,921	ADT Corp	102,060
5,708	Aetna Inc	462,805
3,116	Alexion Pharmaceuticals Inc (b)	486,875
1,216	Align Technology Inc (b)	68,145
4,713	Allergan Inc	797,534
844	Alliance Data Systems Corp (b)	237,375
31,527	Altria Group Inc	1,322,242
3,707	AmerisourceBergen Corp	269,351
12,049	Amgen Inc	1,426,240
1,546	Apollo Education Group Inc Class A (b)	48,312
10,527	Archer-Daniels-Midland Co	464,346
7,599	Automatic Data Processing Inc	602,449
1,510	Avery Dennison Corp	77,387
7,171	Avon Products Inc	104,768
8,568	Baxter International Inc	619,466
3,032	Becton Dickinson & Co	358,686
287	Bio-Rad Laboratories Inc Class A (b)	34,357
3,774	Biogen Idec Inc (b)	1,189,980
21,347	Boston Scientific Corp (b)	272,601
26,373	Bristol-Myers Squibb Co	1,279,354
2,526	Brown-Forman Corp Class B	237,873
2,745	Campbell Soup Co	125,748
5,388	Cardinal Health Inc	369,401
3,288	CareFusion Corp (b)	145,823
12,838	Celgene Corp (b)	1,102,527
859	Charles River Laboratories International Inc (b)	45,974
2,168	Church & Dwight Co Inc	151,652

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Consumer, Non-cyclical — (continued)
4,300	Cigna Corp	$395,471
1,655	Cintas Corp	105,159
1,636	Civeo Corp (b)	40,949
2,102	Clorox Co	192,123
60,019	Coca-Cola Co (c)	2,542,405
3,761	Coca-Cola Enterprises Inc	179,701
13,796	Colgate-Palmolive Co	940,611
1,699	Community Health Systems Inc (b)	77,084
6,770	ConAgra Foods Inc	200,934
2,602	Constellation Brands Inc Class A (b)	229,314
1,512	Convergys Corp	32,417
807	Cooper Cos Inc	109,373
1,532	CoreLogic Inc (b)	46,512
589	Corporate Executive Board Co	40,182
927	Covance Inc (b)	79,333
7,100	Covidien PLC	640,278
1,207	CR Bard Inc	172,613
1,206	Cubist Pharmaceuticals Inc (b)	84,203
2,879	DaVita HealthCare Partners Inc (b)	208,209
1,579	Dean Foods Co	27,775
775	Deluxe Corp	45,400
2,156	DENTSPLY International Inc	102,087
872	DeVry Education Group Inc	36,920
3,131	Dr Pepper Snapple Group Inc	183,414
1,686	Edwards Lifesciences Corp (b)	144,726
15,570	Eli Lilly & Co	967,987
2,169	Endo International PLC (b)	151,873
2,013	Equifax Inc	146,023
4,073	Estee Lauder Cos Inc Class A	302,461
12,260	Express Scripts Holding Co (b)	849,986
2,512	Flowers Foods Inc	52,953
3,864	Forest Laboratories Inc (b)	382,536
575	FTI Consulting Inc (b)	21,747
1,521	Gartner Inc Class A (b)	107,261
9,841	General Mills Inc	517,046
24,356	Gilead Sciences Inc (b)	2,019,356
1,092	Global Payments Inc	79,552
4,597	H&R Block Inc	154,091
838	Hain Celestial Group Inc (b)	74,364
1,322	Health Net Inc (b)	54,916
1,361	Henry Schein Inc (b)	161,510
2,440	Hershey Co	237,583
844	Hill-Rom Holdings Inc	35,034
1,845	Hillshire Brands Co	114,943
1,251	HMS Holdings Corp (b)	25,533
4,267	Hologic Inc (b)	108,168

Shares		Fair Value
Consumer, Non-cyclical — (continued)
2,248	Hormel Foods Corp	$110,939
2,716	Hospira Inc (b)	139,521
2,455	Humana Inc	313,553
799	IDEXX Laboratories Inc (b)	106,722
1,221	Ingredion Inc	91,624
606	Intuitive Surgical Inc (b)	249,551
2,588	Iron Mountain Inc	91,745
1,885	Jarden Corp (b)	111,875
1,708	JM Smucker Co	182,022
45,061	Johnson & Johnson (c)	4,714,282
4,149	Kellogg Co	272,589
2,073	Keurig Green Mountain Inc	258,317
6,078	Kimberly-Clark Corp	675,995
9,543	Kraft Foods Group Inc	572,103
8,247	Kroger Co	407,649
1,411	Laboratory Corp of America Holdings (b)	144,486
269	Lancaster Colony Corp	25,598
965	Leidos Holdings Inc	36,998
791	LifePoint Hospitals Inc (b)	49,121
2,203	Live Nation Entertainment Inc (b)	54,392
5,686	Lorillard Inc	346,675
890	Mallinckrodt PLC (a)(b)	71,218
1,325	Manpowergroup Inc	112,426
16,141	MasterCard Inc Class A	1,185,879
2,183	McCormick & Co Inc	156,281
4,324	McGraw Hill Financial Inc	359,022
3,632	McKesson Corp	676,315
3,211	Mead Johnson Nutrition Co Class A	299,169
1,580	MEDNAX Inc (b)	91,877
15,819	Medtronic Inc	1,008,619
46,587	Merck & Co Inc (c)	2,695,058
2,501	Molson Coors Brewing Co Class B	185,474
26,889	Mondelez International Inc Class A	1,011,295
2,135	Monster Beverage Corp (b)	151,649
2,991	Moody's Corp	262,191
5,997	Mylan Inc (b)	309,205
1,514	Omnicare Inc	100,787
1,428	Patterson Cos Inc	56,420
24,111	PepsiCo Inc	2,154,077
2,129	Perrigo Co PLC	310,323
101,581	Pfizer Inc (c)	3,014,924
25,106	Philip Morris International Inc	2,116,687
581	Post Holdings Inc (b)	29,579
43,095	Procter & Gamble Co (c)	3,386,836

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Consumer, Non-cyclical — (continued)
3,493	Quanta Services Inc (b)	$120,788
2,386	Quest Diagnostics Inc	140,034
1,257	Regeneron Pharmaceuticals Inc (b)	355,065
1,015	Rent-A-Center Inc	29,110
2,347	ResMed Inc (a)	118,829
4,959	Reynolds American Inc	299,276
2,123	Robert Half International Inc	101,352
951	Rollins Inc	28,530
3,198	RR Donnelley & Sons Co	54,238
3,724	Safeway Inc	127,882
1,061	Salix Pharmaceuticals Ltd (b)	130,874
626	Scotts Miracle-Gro Co Class A	35,594
2,438	SEI Investments Co	79,893
3,185	Service Corp International	65,993
947	Sirona Dental Systems Inc (b)	78,090
1,206	Sotheby's	50,640
4,447	St Jude Medical Inc	307,955
1,039	STERIS Corp	55,566
4,634	Stryker Corp	390,739
2,992	SUPERVALU Inc (b)	24,594
9,473	Sysco Corp	354,764
524	Techne Corp	48,507
621	Teleflex Inc	65,578
1,597	Tenet Healthcare Corp (b)	74,963
934	Thoratec Corp (b)	32,559
145	Tootsie Roll Industries Inc	4,269
2,529	Total System Services Inc	79,436
1,052	Towers Watson & Co Class A	109,650
853	Tupperware Brands Corp	71,396
4,424	Tyson Foods Inc Class A	166,077
795	United Natural Foods Inc (b)	51,754
1,529	United Rentals Inc (b)	160,132
708	United Therapeutics Corp (b)	62,651
15,647	UnitedHealth Group Inc	1,279,142
401	Universal Corp	22,195
1,385	Universal Health Services Inc Class B	132,628
1,710	Varian Medical Systems Inc (b)	142,169
1,380	VCA Inc (b)	48,424
3,691	Vertex Pharmaceuticals Inc (b)	349,464
713	WellCare Health Plans Inc (b)	53,233
4,447	WellPoint Inc	478,542
8,678	Western Union Co	150,477
654	WEX Inc (b)	68,650
2,652	WhiteWave Foods Co Class A (b)	85,845
6,020	Whole Foods Market Inc	232,553
2,756	Zimmer Holdings Inc	286,238
7,949	Zoetis Inc	256,514
		65,054,419

Shares		Fair Value
Diversified — 0.04%
4,934	Leucadia National Corp	$129,369
Energy — 10.26%
8,033	Anadarko Petroleum Corp	879,373
6,224	Apache Corp	626,259
1,016	Atwood Oceanics Inc (b)	53,320
6,885	Baker Hughes Inc	512,588
522	Bill Barrett Corp (b)	13,979
6,714	Cabot Oil & Gas Corp	229,216
3,239	Cameron International Corp (b)	219,313
306	CARBO Ceramics Inc (a)	47,161
8,049	Chesapeake Energy Corp	250,163
30,319	Chevron Corp (c)	3,958,145
1,379	Cimarex Energy Co	197,831
19,543	ConocoPhillips	1,675,421
3,787	CONSOL Energy Inc	174,467
6,029	Denbury Resources Inc	111,295
6,026	Devon Energy Corp	478,464
1,038	Diamond Offshore Drilling Inc (a)	51,516
1,149	Dresser-Rand Group Inc (b)	73,226
592	Dril-Quip Inc (b)	64,670
1,130	Energen Corp	100,434
3,700	Ensco PLC Class A	205,609
8,632	EOG Resources Inc	1,008,736
2,429	EQT Corp	259,660
68,515	Exxon Mobil Corp (c)	6,898,090
3,859	FMC Technologies Inc (b)	235,669
1,395	Gulfport Energy Corp (b)	87,606
13,444	Halliburton Co	954,658
1,664	Helix Energy Solutions Group Inc (b)	43,780
1,702	Helmerich & Payne Inc	197,619
4,297	Hess Corp	424,930
3,148	HollyFrontier Corp	137,536
10,525	Kinder Morgan Inc	381,637
10,811	Marathon Oil Corp	431,575
4,708	Marathon Petroleum Corp	367,554
2,675	Murphy Oil Corp	177,834
624	Murphy USA Inc	30,507
4,296	Nabors Industries Ltd	126,174
6,858	National Oilwell Varco Inc	564,756
2,043	Newfield Exploration Co (b)	90,301
3,890	Noble Corp PLC	130,548
5,749	Noble Energy Inc	445,318
1,714	Now Inc (b)	62,064
12,572	Occidental Petroleum Corp	1,290,264
1,784	Oceaneering International Inc	139,384
818	Oil States International Inc (b)	52,426

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Energy — (continued)
3,332	ONEOK Inc	$226,843
2,327	Patterson-UTI Energy Inc	81,305
4,147	Peabody Energy Corp	67,803
9,034	Phillips 66	726,605
2,251	Pioneer Natural Resources Co	517,302
3,003	QEP Resources Inc	103,604
2,632	Range Resources Corp	228,852
886	Rosetta Resources Inc (b)	48,597
1,950	Rowan Cos PLC Class A	62,264
20,705	Schlumberger Ltd	2,442,155
1,023	SM Energy Co	86,034
5,749	Southwestern Energy Co (b)	261,522
10,544	Spectra Energy Corp	447,909
2,407	Superior Energy Services Inc	86,989
2,059	Tesoro Corp	120,802
5,433	Transocean Ltd (a)	244,648
643	Unit Corp (b)	44,258
8,382	Valero Energy Corp	419,938
11,766	Williams Cos Inc	684,899
3,040	WPX Energy Inc (b)	72,686
		31,436,091
Financial — 16.69%
5,400	Ace Ltd	559,980
842	Affiliated Managers Group Inc (b)	172,947
7,287	Aflac Inc	453,616
588	Alexander & Baldwin Inc	24,373
1,098	Alexandria Real Estate Equities Inc REIT	85,249
259	Alleghany Corp (b)	113,473
7,032	Allstate Corp	412,919
1,538	American Campus Communities Inc REIT	58,813
14,458	American Express Co	1,371,630
1,089	American Financial Group Inc	64,861
23,159	American International Group Inc	1,264,018
6,322	American Tower Corp REIT	568,854
2,997	Ameriprise Financial Inc	359,640
4,810	Aon PLC	433,333
2,199	Apartment Investment & Management Co REIT Class A	70,962
2,470	Arthur J Gallagher & Co	115,102
950	Aspen Insurance Holdings Ltd	43,149
2,814	Associated Banc-Corp	50,877
1,182	Assurant Inc	77,480
1,723	Astoria Financial Corp	23,174
1,936	AvalonBay Communities Inc REIT	275,280
1,535	BancorpSouth Inc	37,715
167,420	Bank of America Corp (c)	2,573,245

Shares		Fair Value
Financial — (continued)
614	Bank of Hawaii Corp	$36,036
18,128	Bank of New York Mellon Corp	679,437
11,409	BB&T Corp	449,857
28,675	Berkshire Hathaway Inc Class B (b)(c)	3,629,108
2,811	BioMed Realty Trust Inc REIT	61,364
1,981	BlackRock Inc Class A	633,128
2,437	Boston Properties Inc REIT	288,005
2,061	Brown & Brown Inc	63,293
1,325	Camden Property Trust REIT	94,274
9,179	Capital One Financial Corp	758,185
1,089	Cathay General Bancorp	27,835
1,382	CBOE Holdings Inc	68,008
4,305	CBRE Group Inc Class A (b)	137,932
18,696	Charles Schwab Corp	503,483
3,858	Chubb Corp	355,592
2,308	Cincinnati Financial Corp	110,876
48,369	Citigroup Inc	2,278,180
707	City National Corp	53,562
5,036	CME Group Inc	357,304
2,868	Comerica Inc	143,859
1,175	Commerce Bancshares Inc	54,637
1,425	Corporate Office Properties Trust REIT	39,629
1,775	Corrections Corp of America REIT	58,309
5,337	Crown Castle International Corp REIT	396,326
851	Cullen/Frost Bankers Inc	67,586
7,411	Discover Financial Services	459,334
5,025	Duke Realty Corp REIT	91,254
4,496	E*TRADE Financial Corp (b)	95,585
2,146	East West Bancorp Inc	75,089
1,857	Eaton Vance Corp	70,176
1,040	Equity One Inc REIT	24,534
5,434	Equity Residential REIT	342,342
957	Essex Property Trust Inc REIT	176,959
772	Everest Re Group Ltd	123,898
1,854	Extra Space Storage Inc REIT	98,725
1,092	Federal Realty Investment Trust REIT	132,045
1,577	Federated Investors Inc Class B	48,761
13,559	Fifth Third Bancorp	289,485
1,654	First American Financial Corp	45,965
4,081	First Horizon National Corp	48,401
5,644	First Niagara Financial Group Inc	49,329
2,513	FirstMerit Corp	49,632
6,443	Franklin Resources Inc	372,663
3,429	Fulton Financial Corp	42,485

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Financial — (continued)
8,416	General Growth Properties Inc REIT	$198,281
7,656	Genworth Financial Inc Class A (b)	133,214
6,658	Goldman Sachs Group Inc	1,114,815
1,245	Hancock Holding Co	43,973
646	Hanover Insurance Group Inc	40,795
7,098	Hartford Financial Services Group Inc	254,179
1,511	HCC Insurance Holdings Inc	73,948
7,285	HCP Inc REIT	301,453
4,766	Health Care Inc REIT	298,685
1,547	Highwoods Properties Inc REIT	64,897
838	Home Properties Inc REIT	53,598
2,425	Hospitality Properties Trust REIT	73,720
12,184	Host Hotels & Resorts Inc REIT	268,170
7,616	Hudson City Bancorp Inc	74,865
13,693	Huntington Bancshares Inc	130,631
1,864	Intercontinental Exchange Inc	352,110
996	International Bancshares Corp	26,892
6,888	Invesco Ltd	260,022
2,045	Janus Capital Group Inc	25,522
718	Jones Lang LaSalle Inc	90,748
60,276	JPMorgan Chase & Co (c)	3,473,103
766	Kemper Corp	28,235
14,096	KeyCorp	201,996
1,246	Kilroy Realty Corp REIT	77,601
6,777	Kimco Realty Corp REIT	155,735
1,657	LaSalle Hotel Properties REIT	58,476
1,720	Legg Mason Inc	88,253
2,249	Liberty Property Trust REIT	85,305
4,100	Lincoln National Corp	210,904
4,911	Loews Corp	216,133
2,134	M&T Bank Corp	264,723
2,323	Macerich Co REIT	155,060
1,461	Mack-Cali Realty Corp REIT	31,382
8,764	Marsh & McLennan Cos Inc	454,150
627	Mercury General Corp	29,494
17,907	MetLife Inc	994,913
1,190	Mid-America Apartment Communities Inc REIT	86,929
22,473	Morgan Stanley	726,552
1,734	NASDAQ OMX Group Inc	66,967
1,823	National Retail Properties Inc REIT	67,797
7,098	Navient Corp	125,706
7,208	New York Community Bancorp Inc (a)	115,184
3,541	Northern Trust Corp	227,368

Shares		Fair Value
Financial — (continued)
3,636	Old Republic International Corp	$60,139
2,068	Omega Healthcare Investors Inc REIT (a)	76,226
1,562	PacWest Bancorp	67,432
5,162	People's United Financial Inc	78,308
2,944	Plum Creek Timber Co Inc REIT	132,774
8,559	PNC Financial Services Group Inc	762,179
704	Potlatch Corp REIT	29,146
928	Primerica Inc	44,405
4,274	Principal Financial Group Inc	215,752
8,520	Progressive Corp	216,067
7,839	Prologis Inc REIT	322,105
974	Prosperity Bancshares Inc	60,972
1,181	Protective Life Corp	81,879
7,305	Prudential Financial Inc	648,465
2,273	Public Storage REIT	389,479
2,027	Raymond James Financial Inc	102,830
2,019	Rayonier Inc REIT	71,775
3,333	Realty Income Corp REIT (a)	148,052
1,409	Regency Centers Corp REIT	78,453
22,932	Regions Financial Corp	243,538
1,180	Reinsurance Group of America Inc	93,102
642	RenaissanceRe Holdings Ltd	68,694
3,092	Senior Housing Properties Trust REIT	75,105
732	Signature Bank (b)	92,364
4,963	Simon Property Group Inc REIT	825,248
1,537	SL Green Realty Corp REIT	168,163
7,098	SLM Corp	58,984
777	StanCorp Financial Group Inc	49,728
6,793	State Street Corp	456,897
8,661	SunTrust Banks Inc	346,960
781	SVB Financial Group (b)	91,080
2,418	Synovus Financial Corp	58,951
4,114	T Rowe Price Group Inc	347,263
942	Taubman Centers Inc REIT	71,413
2,477	TCF Financial Corp	40,548
1,350	Torchmark Corp	110,592
5,637	Travelers Cos Inc Class A	530,273
915	Trustmark Corp	22,591
3,824	UDR Inc REIT	109,481
2,795	Umpqua Holdings Corp	50,086
4,098	Unum Group	142,446
28,829	US Bancorp	1,248,872
2,864	Valley National Bancorp (a)	28,382
4,743	Ventas Inc REIT	304,026
8,024	Visa Inc Class A	1,690,737

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Financial — (continued)
2,775	Vornado Realty Trust REIT	$296,176
1,399	Waddell & Reed Financial Inc Class A	87,563
1,858	Washington Federal Inc	41,675
2,520	Washington Prime Group Inc REIT (b)	47,225
1,588	Webster Financial Corp	50,086
1,930	Weingarten Realty Investors REIT	63,381
76,339	Wells Fargo & Co (c)	4,012,378
457	Westamerica Bancorporation	23,892
9,157	Weyerhaeuser Co REIT	303,005
1,776	WR Berkley Corp	82,247
4,361	XL Group PLC	142,736
2,955	Zions Bancorporation	87,084
		51,165,051
Industrial — 11.13%
9,962	3M Co	1,426,957
668	Acuity Brands Inc	92,351
1,475	AECOM Technology Corp (b)	47,495
1,326	AGCO Corp	74,548
5,377	Agilent Technologies Inc	308,855
1,356	Allegion PLC	76,858
542	Alliant Techsystems Inc	72,585
3,888	AMETEK Inc	203,265
2,467	Amphenol Corp Class A	237,671
1,131	AO Smith Corp	56,075
988	AptarGroup Inc	66,206
2,160	Avnet Inc	95,710
1,560	B/E Aerospace Inc (b)	144,284
2,211	Ball Corp	138,586
694	Belden Inc	54,243
1,658	Bemis Co Inc	67,414
10,700	Boeing Co	1,361,361
981	Carlisle Cos Inc	84,974
9,960	Caterpillar Inc	1,082,353
2,337	CH Robinson Worldwide Inc	149,077
878	CLARCOR Inc	54,304
970	Clean Harbors Inc (b)	62,323
974	Con-way Inc	49,099
761	Crane Co	56,588
15,865	CSX Corp	488,801
2,775	Cummins Inc	428,155
9,484	Danaher Corp	746,675
5,826	Deere & Co	527,544
2,254	Donaldson Co Inc	95,389
2,734	Dover Corp	248,657
750	Eagle Materials Inc	70,710

Shares		Fair Value
Industrial — (continued)
7,607	Eaton Corp PLC	$587,108
11,099	Emerson Electric Co	736,530
1,036	Energizer Holdings Inc	126,423
550	Esterline Technologies Corp (b)	63,316
3,139	Exelis Inc	53,300
3,193	Expeditors International of Washington Inc	141,003
4,382	FedEx Corp	663,347
702	FEI Co	63,692
2,174	FLIR Systems Inc	75,503
2,195	Flowserve Corp	163,198
2,578	Fluor Corp	198,248
2,727	Fortune Brands Home & Security Inc	108,889
1,968	Garmin Ltd (a)	119,851
671	GATX Corp	44,917
5,128	General Dynamics Corp	597,668
159,717	General Electric Co (c)	4,197,363
812	Genesee & Wyoming Inc Class A (b)	85,260
2,459	Gentex Corp	71,532
909	Graco Inc	70,975
518	Granite Construction Inc	18,638
480	Greif Inc Class A	26,189
1,406	Harsco Corp	37,442
12,401	Honeywell International Inc	1,152,673
877	Hubbell Inc Class B	108,003
744	Huntington Ingalls Industries Inc Class A	70,375
1,227	IDEX Corp	99,068
6,160	Illinois Tool Works Inc	539,370
4,050	Ingersoll-Rand PLC Class A	253,166
686	Itron Inc (b)	27,817
1,518	ITT Corp	73,016
2,701	Jabil Circuit Inc	56,451
2,048	Jacobs Engineering Group Inc (b)	109,117
1,512	JB Hunt Transport Services Inc	111,555
1,550	Joy Global Inc	95,449
1,745	Kansas City Southern	187,605
2,215	KBR Inc	52,828
1,354	Kennametal Inc	62,663
883	Kirby Corp (b)	103,435
1,368	L-3 Communications Holdings Inc	165,186
627	Landstar System Inc	40,128
2,074	Leggett & Platt Inc	71,097
674	Lennox International Inc	60,370
1,378	Lincoln Electric Holdings Inc	96,295
4,257	Lockheed Martin Corp	684,228

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Industrial — (continued)
2,560	Louisiana-Pacific Corp (b)	$38,451
749	Martin Marietta Materials Inc (a)	98,905
5,890	Masco Corp	130,758
456	Mettler-Toledo International Inc (b)	115,450
407	MSA Safety Inc	23,394
1,550	National Instruments Corp	50,205
1,036	Nordson Corp	83,077
4,953	Norfolk Southern Corp	510,308
3,463	Northrop Grumman Corp	414,279
1,055	Old Dominion Freight Line Inc (b)	67,182
2,552	Owens-Illinois Inc (b)	88,401
1,649	Packaging Corp of America	117,887
1,738	Pall Corp	148,408
2,405	Parker Hannifin Corp	302,381
3,178	Pentair PLC (b)	229,197
1,741	PerkinElmer Inc	81,548
2,291	Precision Castparts Corp	578,248
4,952	Raytheon Co	456,822
667	Regal-Beloit Corp	52,400
4,309	Republic Services Inc	163,613
1,196	Rock-Tenn Co Class A	126,286
2,174	Rockwell Automation Inc	272,098
2,148	Rockwell Collins Inc	167,845
1,599	Roper Industries Inc	233,470
885	Ryder System Inc	77,960
3,153	Sealed Air Corp	107,738
652	Silgan Holdings Inc	33,135
935	Snap-on Inc	110,816
1,541	Sonoco Products Co	67,696
707	SPX Corp	76,504
2,470	Stanley Black & Decker Inc	216,915
1,353	Stericycle Inc (b)	160,222
6,400	TE Connectivity Ltd	395,776
602	Tech Data Corp (b)	37,637
1,672	Terex Corp	68,719
4,668	Textron Inc	178,738
6,343	Thermo Fisher Scientific Inc	748,474
667	Tidewater Inc	37,452
1,260	Timken Co	85,478
4,029	Trimble Navigation Ltd (b)	148,872
2,518	Trinity Industries Inc	110,087
756	Triumph Group Inc	52,784
7,400	Tyco International Ltd	337,440
14,403	Union Pacific Corp	1,436,699
11,238	United Parcel Service Inc Class B	1,153,693
13,425	United Technologies Corp	1,549,916

Shares		Fair Value
Industrial — (continued)
1,218	URS Corp	$55,845
422	Valmont Industries Inc (a)	64,123
2,302	Vishay Intertechnology Inc	35,658
2,160	Vulcan Materials Co	137,700
1,599	Wabtec Corp	132,061
1,901	Waste Connections Inc	92,294
6,777	Waste Management Inc	303,135
1,317	Waters Corp (b)	137,547
869	Werner Enterprises Inc	23,037
1,008	Woodward Inc	50,581
848	Worthington Industries Inc	36,498
3,015	Xylem Inc	117,826
765	Zebra Technologies Corp Class A (b)	62,975
		34,132,044
Technology — 12.47%
1,655	3D Systems Corp (a)(b)	98,969
10,062	Accenture PLC Class A	813,412
687	ACI Worldwide Inc (b)	38,355
1,348	Acxiom Corp (b)	29,238
7,425	Adobe Systems Inc (b)	537,273
10,719	Advanced Micro Devices Inc (a)(b)	44,913
467	Advent Software Inc	15,210
2,770	Akamai Technologies Inc (b)	169,136
2,381	Allscripts Healthcare Solutions Inc (b)	38,215
5,052	Altera Corp	175,608
5,032	Analog Devices Inc	272,080
1,519	ANSYS Inc (b)	115,171
96,087	Apple Inc (c)	8,929,365
19,047	Applied Materials Inc	429,510
6,736	Atmel Corp (b)	63,116
3,595	Autodesk Inc (b)	202,686
3,911	Avago Technologies Ltd	281,866
8,661	Broadcom Corp Class A	321,496
1,851	Broadridge Financial Solutions Inc ADR	77,076
5,280	CA Inc	151,747
4,516	Cadence Design Systems Inc (b)	78,985
4,625	Cerner Corp (b)	238,557
2,541	Citrix Systems Inc (b)	158,940
9,713	Cognizant Technology Solutions Corp Class A (b)	475,063
678	CommVault Systems Inc (b)	33,337
2,299	Computer Sciences Corp	145,297
3,937	Compuware Corp	39,331
816	Concur Technologies Inc (b)	76,165
1,905	Cree Inc (b)	95,155

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Technology — (continued)
2,082	Cypress Semiconductor Corp	$22,715
1,134	Diebold Inc	45,553
474	DST Systems Inc	43,689
545	Dun & Bradstreet Corp	60,059
5,109	Electronic Arts Inc (b)	183,260
32,564	EMC Corp	857,736
624	Fair Isaac Corp	39,786
2,259	Fairchild Semiconductor International Inc (b)	35,240
4,534	Fidelity National Information Services Inc	248,191
1,078	First Solar Inc (b)	76,603
4,047	Fiserv Inc (b)	244,115
29,957	Hewlett-Packard Co	1,008,952
1,636	Informatica Corp (b)	58,323
1,976	Integrated Device Technology Inc (b)	30,549
79,264	Intel Corp (c)	2,449,258
15,168	International Business Machines Corp (c)	2,749,503
1,139	International Rectifier Corp (b)	31,778
1,672	Intersil Corp Class A	24,996
4,449	Intuit Inc	358,278
1,337	Jack Henry & Associates Inc	79,458
2,735	KLA-Tencor Corp	198,670
2,561	Lam Research Corp	173,072
1,101	Lexmark International Inc Class A	53,024
3,731	Linear Technology Corp	175,618
1,774	Mentor Graphics Corp	38,265
3,142	Microchip Technology Inc (a)	153,361
16,963	Micron Technology Inc (b)	558,931
1,184	MICROS Systems Inc (b)	80,394
119,741	Microsoft Corp (c)	4,993,200
1,889	MSCI Inc Class A (b)	86,611
2,705	NCR Corp (b)	94,918
5,313	NetApp Inc	194,031
8,823	NVIDIA Corp	163,578
54,851	Oracle Corp	2,223,111
5,208	Paychex Inc	216,444
3,321	Pitney Bowes Inc	91,726
2,030	PTC Inc (b)	78,764
26,782	QUALCOMM Inc	2,121,134
2,990	Red Hat Inc (b)	165,257
2,266	Riverbed Technology Inc (b)	46,748
1,495	Rovi Corp (b)	35,820
8,974	salesforce.com inc (b)	521,210
3,636	SanDisk Corp	379,707

Shares		Fair Value
Technology — (continued)
713	Science Applications International Corp	$31,486
5,230	Seagate Technology PLC	297,169
901	Semtech Corp (b)	23,561
576	Silicon Laboratories Inc (b)	28,368
3,026	Skyworks Solutions Inc	142,101
1,133	SolarWinds Inc (b)	43,802
1,132	Solera Holdings Inc	76,014
3,757	SunEdison Inc (b)	84,908
2,478	Synopsys Inc (b)	96,196
2,671	Teradata Corp (b)	107,374
2,873	Teradyne Inc	56,311
17,124	Texas Instruments Inc	818,356
1,714	VeriFone Systems Inc (b)	62,990
3,347	Western Digital Corp	308,928
17,881	Xerox Corp	222,440
4,311	Xilinx Inc	203,953
		38,240,865
Utilities — 3.25%
10,388	AES Corp	161,533
1,846	AGL Resources Inc	101,585
1,780	Alliant Energy Corp	108,331
3,842	Ameren Corp	157,061
7,670	American Electric Power Co Inc	427,756
2,785	Aqua America Inc	73,023
1,451	Atmos Energy Corp	77,483
660	Black Hills Corp	40,517
6,775	CenterPoint Energy Inc	173,034
854	Cleco Corp	50,343
4,405	CMS Energy Corp	137,216
4,711	Consolidated Edison Inc	272,013
9,172	Dominion Resources Inc	655,981
2,853	DTE Energy Co	222,163
11,156	Duke Energy Corp	827,664
5,189	Edison International	301,533
2,833	Entergy Corp	232,561
13,504	Exelon Corp	492,626
6,837	FirstEnergy Corp	237,381
2,302	Great Plains Energy Inc	61,855
1,536	Hawaiian Electric Industries Inc (a)	38,892
885	IDACORP Inc	51,180
1,244	Integrys Energy Group Inc	88,486
3,098	MDU Resources Group Inc	108,740
1,379	National Fuel Gas Co	107,976
6,975	NextEra Energy Inc	714,798
4,969	NiSource Inc	195,480
5,158	Northeast Utilities	243,819

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Utilities — (continued)
5,146	NRG Energy Inc	$191,431
3,080	OGE Energy Corp	120,366
884	ONE Gas Inc	33,371
3,858	Pepco Holdings Inc	106,018
7,373	PG&E Corp	354,051
1,814	Pinnacle West Capital Corp	104,922
1,378	PNM Resources Inc	40,417
10,059	PPL Corp	357,396
8,166	Public Service Enterprise Group Inc	333,091
2,800	Questar Corp	69,440
2,268	SCANA Corp	122,041
3,627	Sempra Energy	379,783
14,219	Southern Co	645,258
3,107	TECO Energy Inc	57,417
1,852	UGI Corp	93,526
1,172	Vectren Corp	49,810
2,035	Westar Energy Inc	77,717
909	WGL Holdings Inc	39,178
3,570	Wisconsin Energy Corp	167,504
7,769	Xcel Energy Inc	250,395
		9,954,162
TOTAL COMMON STOCK — 98.95% (Cost $168,794,537)		$303,324,821

Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.65%
$2,000,000	Federal Home Loan Bank
	0.00%, 07/01/2014	2,000,000
U.S. Treasury Bonds and Notes — 0.10%
300,000	U.S. Treasury Bills(d)(e)
	0.00%, 09/11/2014	299,998

Principal Amount
Repurchase Agreements — 0.65%
$99,905	Undivided interest of 0.41% in a repurchase agreement (principal amount/value $24,564,145 with a maturity value of $24,564,206) with BMO Capital Markets Corp, 0.09%, dated 6/30/14 to be repurchased at $99,905 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 8.88%, 7/31/14 - 11/15/43, with a value of $25,055,447. (f)	$99,905
474,615	Undivided interest of 0.53% in a repurchase agreement (principal amount/value $90,127,418 with a maturity value of $90,127,593) with HSBC Securities (USA) Inc, 0.07%, dated 6/30/14 to be repurchased at $474,615 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 6.38%, 7/10/14 - 8/15/42, with a value of $91,930,236. (f)	474,615
474,615	Undivided interest of 0.64% in a repurchase agreement (principal amount/value $74,421,790 with a maturity value of $74,421,997) with Citigroup Global Markets Inc, 0.10%, dated 6/30/14 to be repurchased at $474,615 on 7/1/14 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.00% - 7.50%, 10/16/14 - 12/15/54, with a value of $75,910,229. (f)	474,615
474,615	Undivided interest of 1.22% in a repurchase agreement (principal amount/value $38,988,495 with a maturity value of $38,988,614) with TD Securities (USA) Inc, 0.11%, dated 6/30/14 to be repurchased at $474,615 on 7/1/14 collateralized by various U.S. Government Agency securities, 0.12% - 5.63%, 7/6/16 - 6/1/44, with a value of $39,768,265. (f)	474,615
474,615	Undivided interest of 2.00% in a repurchase agreement (principal amount/value $23,699,731 with a maturity value of $23,699,790) with Scotia Capital (USA) Inc, 0.09%, dated 6/30/14 to be repurchased at $474,615 on 7/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.38%, 7/2/14 - 11/15/43, with a value of $24,173,787. (f)	474,615
		1,998,365
TOTAL SHORT TERM INVESTMENTS — 1.40% (Cost $4,298,363)		$4,298,363
TOTAL INVESTMENTS — 100.35% (Cost $173,092,900)		$307,623,184
OTHER ASSETS & LIABILITIES, NET — (0.35)%		$(1,080,676)
TOTAL NET ASSETS — 100.00%		$306,542,508

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

(a)	All or a portion of the security is on loan at June 30, 2014.

(b)	Non-income producing security.

(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.

(d)	The security's yield to maturity was less than 0.01%.

(e)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.

(f)	Collateral received for securities on loan.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

At June 30, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500® Emini Long Futures	36	USD	$3,514,320	September 2014	$22,080
S&P Mid 400® Emini Long Futures	3	USD	428,790	September 2014	6,880
				Net Appreciation	$28,960

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)

Great-West Stock Index Fund
ASSETS:
Investments in securities, fair value (including $1,945,431 of securities on loan)(a)	$305,624,819
Repurchase agreements, fair value(b)	1,998,365
Cash	1,266,063
Subscriptions receivable	138,125
Receivable for investments sold	189,773
Variation margin on futures contracts	2,800
Dividends and interest receivable	315,935
Total Assets	309,535,880

LIABILITIES:
Payable to investment adviser	156,357
Payable upon return of securities loaned	1,998,365
Redemptions payable	677,865
Payable for investments purchased	160,785
Total Liabilities	2,993,372

NET ASSETS	$306,542,508

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	1,157,541
Paid-in capital in excess of par	160,300,432
Net unrealized appreciation on investments and futures contracts	134,559,244
Undistributed net investment income	94,187
Accumulated net realized gain on investments and futures contracts	10,431,104

NET ASSETS	$306,542,508

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	11,575,413

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$26.48

(a) Cost of investments	$171,094,535
(b) Cost of repurchase agreements	$1,998,365

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)

Great-West Stock Index Fund
INVESTMENT INCOME:
Interest	$212
Income from securities lending	8,543
Dividends	3,015,216
Foreign withholding tax	(302)
Total Income	3,023,669

EXPENSES:
Management fees	913,339
Total Expenses	913,339

NET INVESTMENT INCOME	2,110,330

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	15,970,710
Net realized gain on futures contracts	349,507
Net Realized Gain on Investments	16,320,217

Net change in unrealized appreciation on investments	1,802,012
Net change in unrealized depreciation on futures contracts	(17,918)
Net Change in Unrealized Appreciation on Investments	1,784,094

Net Realized and Unrealized Gain on Investments and Futures Contracts	18,104,311

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,214,641

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Stock Index Fund

OPERATIONS:
Net investment income	$2,110,330	$4,451,009
Net realized gain on investments	16,320,217	19,987,066
Net change in unrealized appreciation on investments	1,784,094	58,752,440
Net Increase in Net Assets Resulting from Operations	20,214,641	83,190,515

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,016,143)	(5,245,690)
From net realized gains	–	(15,791,498)
Total Distributions	(2,016,143)	(21,037,188)

CAPITAL SHARE TRANSACTIONS:
Shares sold	12,734,729	35,603,915
Shares issued in reinvestment of distributions	2,016,143	21,037,188
Shares redeemed	(43,686,497)	(87,328,451)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(28,935,625)	(30,687,348)
Total Increase (Decrease) in Net Assets	(10,737,127)	31,465,979

NET ASSETS:
Beginning of period	317,279,635	285,813,656
End of period(a)	$306,542,508	$317,279,635

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	504,341	1,520,761
Shares issued in reinvestment of distributions	76,081	858,506
Shares redeemed	(1,724,178)	(3,754,262)
	(1,143,756)	(1,374,995)
(a) Including undistributed net investment income:	$94,187	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.

		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Stock Index Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$24.94	$20.28	$18.27	$18.35	$16.12	$12.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17(a)	0.34(a)	0.34(a)	0.27	0.25	0.24
Net realized and unrealized gain (loss)	1.54	6.04	2.46	(0.05)	2.23	3.19
Total From Investment Operations	1.71	6.38	2.80	0.22	2.48	3.43

LESS DISTRIBUTIONS:
From net investment income	(0.17)	(0.42)	(0.34)	(0.27)	(0.25)	(0.24)
From net realized gains	–	(1.30)	(0.45)	(0.03)	–	–
Total Distributions	(0.17)	(1.72)	(0.79)	(0.30)	(0.25)	(0.24)
NET ASSET VALUE, END OF PERIOD	$26.48	$24.94	$20.28	$18.27	$18.35	$16.12
TOTAL RETURN(b)	6.87%(c)	31.72%	15.54%	1.21%	15.48%	26.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$306,543	$317,280	$285,814	$274,472	$299,714	$292,410
Ratio of expenses to average net assets	0.60%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.39%(d)	1.47%	1.67%	1.43%	1.44%	1.76%
Portfolio turnover rate	2%(c)	5%	5%	6%	5%	13%

(a) Per share amounts are based upon average shares outstanding.
(b) Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c) Not annualized for periods less than one full year.
(d) Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Stock Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Semi-Annual Report - June 30, 2014

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Equity Investments: Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Other Financial Investments: Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Equity Investments:
Domestic Common Stock	$296,315,148	$—	$—	$296,315,148
Foreign Common Stock	7,009,673	—	—	7,009,673
Short Term Investments	—	4,298,363	—	4,298,363
Total investments, at fair value	303,324,821	4,298,363	0	307,623,184
Other Financial Investments:
Futures Contracts (a)	28,960	—	—	28,960
Total Assets	$303,353,781	$4,298,363	$0	$307,652,144

(a) Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 30, 2014

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for Real Estate Investment Trust securities. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference

Semi-Annual Report - June 30, 2014

rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 44 futures contracts for the reporting period.

Valuation of derivative investments as of June 30, 2014 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$28,960(a)

(a) Includes cumulative appreciation of futures contracts as reported in the Fund's Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the period ended June 30, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$349,507	Net change in unrealized depreciation on futures contracts	$(17,918)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation

Semi-Annual Report - June 30, 2014

for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation.  The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $5,466,176 and $36,225,913, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)
At June 30, 2014, the U.S. Federal income tax cost basis was $182,611,380. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $144,730,657 and gross depreciation of investments in which there was an excess of tax cost over value of $19,718,853 resulting in net appreciation of $125,011,804.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2014 the Fund had securities on loan valued at $1,945,431 and received collateral of $1,998,365 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

7. LEGAL PROCEEDINGS

Several lawsuits have been filed relating to the Fund's previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in

Semi-Annual Report - June 30, 2014

connection with the leveraged buyout is approximately $83,232.

A lawsuit has been filed relating to the Fund's investments in LyondellBasell Finance Company in connection with its 2009 Chapter 11 bankruptcy proceeding. The lawsuit stems from a 2007 leveraged buyout of Lyondell Chemical Company by Basell AF S.C.A. On December 19, 2011, the Fund was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust in the U.S. Bankruptcy Court for the Southern District of New York. The plaintiffs seek to recover amounts paid to Lyondell Chemical Company shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of this lawsuit.  The lawsuit alleges no misconduct by the Fund, and the Fund intends to vigorously defend itself in the lawsuit. If the lawsuit were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout was approximately $398,688.

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM, and Mellon Capital Management Corporation (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2013. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.
The Board noted that the Fund underperformed its index for the one-, three, five- and ten-year periods ended December 31, 2013 primarily due to the Fund’s expenses and the Fund was in the third, second, second and second quartiles of its peer group for the annualized one-, three-, five- and ten-year periods ended December 31, 2013, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were the highest management fees in comparison to the contractual management fees, the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was the lowest in comparison to the management fee less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was lower than the average and median total annual operating expense ratio of its peer group and peer universe.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and, the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-

advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.
ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014